Note 9 - Fixed Assets - 10Q (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Note 9 - Fixed Assets - 10Q (Details) [Line Items]
Depreciation	$ 103,000	$ 122,000
Depreciation, Depletion and Amortization			793,000	804,000	1,154,000	1,254,000
Accrual Basis [Member]
Note 9 - Fixed Assets - 10Q (Details) [Line Items]
Depreciation, Depletion and Amortization					$ 533,000	$ 633,000